Operating leases - Schedule of Operating Lease Maturity (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Leases [Abstract]
Year 1	$ 44,447
Year 2	38,228
Year 3	31,257
Year 4	23,087
Year 5	15,709
Thereafter	38,457
Total future minimum lease payments	191,185
Lease imputed interest	(19,768)
Total	$ 171,417